Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	As at December 31,
	2022	2021
Trade payables	670,965	297,033
Employee benefits payable	15,925	148,232
Accrual and other payables	632,186	1,811,262
Subtotal financial liabilities	1,319,076	2,256,527
Other taxes payable	-	3,098,596
	1,319,076	5,355,123

Schedule of Aging Analysis of Trade Payables	Trade payables comprise amounts outstanding for trade purchase. The average credit period is 30 days from the time when the services are rendered by or goods received from suppliers. The aging analysis of trade payables is as follows:
	As at December 31,
	2022	2021
Current	-	294,938
Past due for less than 4 months	431,202	2,046
Past due for over 4 months	239,763	49
	670,965	297,033